Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of assets and revenues major geographic regions
	Three months ended June 30,				Six months ended June 30,
	2020		2021		2020		2021
Geographic regions	Amount	%	Amount	%	Amount	%	Amount	%
PRC	8,680	40%	21,650	65%	11,610	41%	32,292	67%
India	738	3%	1,998	6%	1,135	4%	3,269	7%
Russia	5,052	23%	3,267	10%	5,535	19%	3,724	8%
Other countries	332	2%	2,169	6%	407	1%	2,283	5%
Asia & Pacific	14,802	68%	29,084	87%	18,687	65%	41,568	87%
United Kingdom	1,212	6%	3,508	11%	3,504	12%	5,212	10%
Netherlands	4,187	19%	2	0%	4,192	15%	22	0%
Other countries	1,491	7%	721	2%	2,234	8%	1,324	3%
Europe	6,890	32%	4,231	13%	9,930	35%	6,558	13%
Other	6	0%	57	0%	30	0%	184	0%
Total	21,698	100%	33,372	100%	28,647	100%	48,310	100%

	Year ended December 31,
Geographic regions	2018		2019		2020
	Amount	%	Amount	%	Amount	%
PRC	146,235	84%	49,346	64%	66,160	62%
India	—	0%	4,988	7%	8,570	8%
Russia	10,869	6%	3,673	5%	5,671	5%
Other countries	236	0%	7,430	10%	2,254	2%
Asia & Pacific	157,340	90%	65,437	86%	82,655	77%
United Kingdom	595	0%	668	1%	11,544	11%
Netherlands	1,621	1%	1,384	2%	5,326	5%
Other countries	14,352	9%	8,627	11%	7,444	7%
Europe	16,568	10%	10,679	14%	24,314	23%
Other	327	0%	318	0%	549	0%
Total	174,235	100%	76,434	100%	107,518	100%

Schedule of long-lived assets geographic regions
	December 31, 2020		June 30, 2021
Geographic regions	Amount	%	Amount	%
PRC	198,921	94%	191,182	83%
Asia & Pacific	198,921	94%	191,182	83%
Germany	12,747	6%	21,462	9%
United Kingdom	120	0%	99	0%
Europe	12,867	6%	21,561	9%
United States	230	0%	18,930	8%
Total	212,018	100%	231,673	100%